SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of Subsequent Events
	Year ended December 31,
	2022	2023	2024
	unaudited
BASIC AND DILUTED LOSS PER ORDINARY SHARE- PRO FORMA	(6.50)	(10.10)	(3.80)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE- PRO FORMA	2,312,872	2,708,708	2,785,762